Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets Explanatory [Abstract]
Commitments and contingencies	Commitments and contingencies
Contingencies
From time to time, the Company has been and may become involved in legal proceedings arising in the ordinary course of its business.
In 2022, the Company was sued in three lawsuits in the United States District Court for the district of Minnesota by a company called Bell Semiconductor, LLC (“Bell”), accusing the Company of infringing certain U.S. Patents by the Company's use of certain design tools. In Bell Semiconductor, LLC v. Sequans Communications, SA et al, Case No. 0-22-cv-02106 (DMN), filed August 26, 2022, Bell accused the Company of infringing U.S. Patent Nos. 7,149,989 and 7, 260,803. In Bell Semiconductor, LLC v. Sequans Communications, SA et al, Case No. 0-22-cv-02344 (DMN), filed September 23, 2022, Bell accused the Company of infringing U.S. Patent Nos. 6,436,807 and 7,007,259. In Bell Semiconductor, LLC v. Sequans Communications, SA et al, Case No. 0-22-cv-02660 (DMN), filed October 21, 2022, Bell accused the Company of infringing U.S. Patent Nos. 7,231,626 and 7,396,760. The Company filed motions to dismiss in each case. In August 2023, Bell entered into a settlement agreement with supplier of the design tools that Bell asserts infringe the Patents and the three lawsuits against the Company were dismissed. The supplier of the design tools indemnified the Company for all the costs to defend and/or settle the lawsuits. The lawsuits were dismissed in August 2023.
Management is not aware of any other legal proceedings that, if concluded unfavorably, would have a significant impact on the Company's financial position, operations or cash flows.
Bank guarantee
A bank guarantee was issued in favor of the owners of leased office space in France, in order to secure six months of lease payments, for an amount of $348,000 as of December 31, 2023 ($337,000 and $357,000 as of December 31, 2022 and 2021, respectively). This guarantee was secured by the pledge of certificates of deposit and mutual funds for 100% of the amount of the guarantee. The total value of investments secured to cover this bank guarantee was $360,000 at December 31, 2023 ($337,000 and $357,000 at December 31, 2022 and 2021).
Purchase commitments
As of December 31, 2023, the Company had $2.7 million of non-cancelable purchase commitments with its third-party manufacturer and suppliers for future deliveries of equipment and components, principally during 2024.